CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (5,942,947)	$ (43,825)	$ (556,655)	$ (344,487)
Adjustments to reconcile net income (loss) to net cash:
Depreciation and amortization	59,364	41,375	69,564	29,922
Gain on sale of property and equipment	0	0	(20,682)	0
Provisions and allowances	1,578,702	0	0	0
Profit on sale of the investments	(9,600)	0	0	0
Market value of securities received for services	(190,132)	0	0	0
Gain from fair value adjustment of derivative liability	(548,315)	0	0	0
Amortization of debt discount charged as interest expense	216,224	0	0	0
Stock based compensation	1,031,640	0	0	0
Changes in operating assets and liabilities
Accounts receivable	(9,271)	79,848	3,400	(2,052,000)
Loan receivable	0	(55,000)	0	0
Inventories	(1,197,443)	(514,798)	(684,648)	(316,254)
Prepaid expenses and other assets	(896,954)	(177,287)	(36,725)	0
Accounts payable and accrued expenses	873,684	(82,727)	(243,458)	190,668
Customer deposits	383,902	0	0	0
Deferred revenue	0	(1,480,477)	(1,464,193)	1,608,280
Net cash provided by (used in) operating activities	(4,651,146)	(2,232,891)	(2,933,397)	(883,871)
Cash flows from investing activities
Issuance of note receivable	(115,000)	0	(115,000)	104,650
Purchase of property and equipment, net	(32,982)	(188,485)	(134,451)	0
Purchase of real estate	(399,594)	0	0	0
Purchase of intangible assets	(166,183)	0	0	0
Advances for investments	0	(1,200,000)	(1,250,000)	0
Net cash used in investing activities	(713,759)	(1,388,485)	(1,499,451)	104,650
Cash flows from financing activities
Receipts on advances to officer	0	0	0	177,050
Related party notes payable, net	379,880	(934,035)	(746,285)	744,038
Payments on long term loan	0	(62,280)	(16,307)	(15,771)
Proceeds from issuance of notes payable	299,605	150,000	(150,000)	50,000
Dividends paid to subsidary's shareholders	0	0	0	(49,965)
Proceeds from issuance of common stock, net	2,442,859	3,541,090	4,486,541	858,415
Proceeds from issuance of convertible notes payable	3,500,000	0	0	0
Payments on notes payable	(75,000)	0	0	0
Net cash provided by financing activities	6,547,344	2,694,775	3,573,949	1,763,767
Net increase in cash	1,182,439	(926,601)	(858,899)	984,546
Cash, beginning of period	168,003	1,026,902	1,026,902	42,356
Cash, end of period	1,350,442	100,301	168,003	1,026,902
Supplemental disclosures of cash flow information:
Cash paid for interest	37,078	8,940	2,106	4,975
Cash paid for income taxes	0	9,068	10,851	59,141
Non - cash transactions:
Marketable securities received for accounts receivable	0	0	184,800	0
Liabilities assumed for Vaporfection International, Inc.	0	469,000	73,739	0
Debt repayments	0	0	53,500	0
Cancellation of preferred stock	0	0	3,000	0
Common stock warrants issued for Vaporfection International, Inc.	0	1,166,000	1,166,000	0
Stock Issued For Accounts Payable [Member]
Non - cash transactions:
Common stock issued	0	0	119,536	0
Stock Issued For Related Party Notes Payable [Member]
Non - cash transactions:
Common stock issued	0	0	0	125,000
PVM International Inc. (PVMI) [Member]
Non - cash transactions:
Common stock issued	$ 0	$ 0	$ 0	$ 2,000